Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Lipper Global Natural Resources Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.68%	10.26%	4.52%
MSCI World Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
A
Prospectus [Line Items]
Average Annual Return, Percent		(4.75%)	10.41%	3.21%
C
Prospectus [Line Items]
Average Annual Return, Percent		(0.98%)	10.87%	3.07%
R
Prospectus [Line Items]
Average Annual Return, Percent		0.52%	11.42%	3.57%
Z
Prospectus [Line Items]
Average Annual Return, Percent		1.15%	12.09%	4.17%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.87%	11.61%	3.81%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.91%	9.63%	3.24%
R6
Prospectus [Line Items]
Average Annual Return, Percent		1.22%	12.20%	4.29%

[1]	The returns for the Lipper Global Natural Resources Index reflect the expenses of the mutual funds included in the Index.